NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable consists of the following as of December 31:
	December 31,	December 31,
	2015	2014
Unsecured notes payable due to related parties; interest at 10% per annum; principal and accrued interest due at maturity in September 2015	-	$114,000
Series A notes payable; interest at 8% per annum; principal and accrued interest due at maturity in October 2011 (past due)	50,000	50,000
Notes payable; interest at 8% per annum, principal and accrued interest due at December 1, 2014 (past due)	-	650,000
Notes payable; interest at 5% and 8% per annum, principal and accrued interest due at April 2015	-	123,000
Less: Debt discount	-	(10,447)
	50,000	926,553
Less: Current portion	50,000	926,553
	$-	$-